Share based compensation reserve - Reserve Summary (Details) $ / shares in Units, € in Millions, $ in Millions	3 Months Ended												9 Months Ended
	Sep. 30, 2025 EUR (€)	Sep. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($) $ / shares	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($) $ / shares	Sep. 30, 2024 EUR (€)	Sep. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($) $ / shares	Sep. 30, 2025 EUR (€)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 EUR (€)	Sep. 30, 2024 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments					€ 26.2								€ 26.2
Reserve of share-based payments	€ 15.3												15.3
Disclosure of reserves within equity [line items]
Dividends paid, ordinary shares	21.3	$ 24.9	€ 23.1	$ 25.9	25.3	$ 26.2	€ 22.3	$ 24.2	€ 22.8	$ 24.4	€ 22.3	$ 24.4	69.7	$ 77.0	€ 67.4	$ 73.0
Dividends paid, ordinary shares per share | $ / shares		$ 0.17		$ 0.17		$ 0.17		$ 0.15		$ 0.15		$ 0.15
Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments					€ 26.2						€ 31.4		26.2		31.4
Reserve of share-based payments	€ 15.3						€ 26.2						€ 15.3		€ 26.2